Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Current			$ 22,528
Deferred		$ 14,234	23,566
Total income tax expense		$ 14,234	$ 46,094
Predecessor
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 914			$ 3,902
Deferred	8			(77)
Total income tax expense	$ 922			$ 3,825